SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Floating Rate Fund
The following information replaces the existing disclosure contained under the Portfolio Manager(s) sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
Gary Russell, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2017.
Thomas R. Bouchard, Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund through July 31, 2024. Began managing the fund in 2019.
Kirk Maurer, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
Sarah Rowin, CFA, Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
Nick Soroka, Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
The following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Gary Russell, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2017.
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Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
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Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
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Co-Head of US Credit – Head of US High Yield Bonds and Loans: New York.
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BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Thomas R. Bouchard, Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund through July 31, 2024. Began managing the fund in 2019.
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Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.
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Portfolio Manager for High Yield Strategies: New York.
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BS, University of Wisconsin – Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.
Kirk Maurer, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2014 with 19 years of industry experience. Prior to joining, he was a director in portfolio management and research at Babson Capital Management. Previously, he served in portfolio management and as co-director of research at Caywood-Scholl Capital Management. Prior to that, he was a high yield research analyst at Waddell and Reed. He started his career as an analyst at Conseco Capital Management.
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Portfolio Manager – Fixed Income: Jacksonville, FL.
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BBA in Economics from Southern Illinois University.
Sarah Rowin, CFA, Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2014 with 11 years of industry experience. Prior to joining, she worked as an analyst for high yield and distressed securities at GMP Securities. Previously, she served as an investment grade and high yield analyst at CreditSights.
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Senior Portfolio Manager & Team Lead / Fixed Income: New York.
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BA in Economics from the University of Pennsylvania; CFA Charterholder.
Nick Soroka, Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
May 10, 2024
PROSTKR24-39

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Joined DWS in 2019 with over a year of industry experience. Prior to joining, he was a quantamental analyst at Ascend Capital. Prior to Ascend he worked at SpendVest, a fintech investing startup. Previously, he was an engineer in the U.S. Army.
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Senior Portfolio Manager – Fixed Income: New York.
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BS in Civil Engineering from United States Military Academy; MBA from Stanford Graduate School of Business.
Please Retain This Supplement for Future Reference
May 10, 2024
PROSTKR24-39